Vessels Schedule (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) deadWeightTon	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization | $	$ (48,369)	$ (54,224)	$ (56,607)
Property, Plant and Equipment, Additions | $	$ 73,082	$ 17,358
Ultramax
Property, Plant and Equipment [Line Items]
DWT	1,742,400
Kamsarmax
Property, Plant and Equipment [Line Items]
DWT	1,070,000
DWT of Vessels owned
Property, Plant and Equipment [Line Items]
DWT	2,812,400
SBI Antares | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Athena | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Bravo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Leo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Echo [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Lyra | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Tango [Member] | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Maia | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Hydra | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Subaru | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Pegasus | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Ursa | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Thalia | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Cronos | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	61,000
SBI Orion | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Achilles | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Hercules | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	64,000
SBI Perseus | Ultramax
Property, Plant and Equipment [Line Items]
DWT	64,000
SBI Hermes | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Tethys | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	61,000
SBI Phoebe | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	64,000
SBI Poseidon | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Apollo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	60,200
SBI Aries | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Gemini | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	64,000
SBI Pisces | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	64,000
SBI Libra | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	64,000
SBI Virgo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	64,000
SBI Jaguar | Ultramax
Property, Plant and Equipment [Line Items]
Year built
DWT
SBI Samba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	84,000
SBI Rumba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	84,000
SBI Capoeira | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Carioca | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	82,000
SBI Lambada | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Reggae | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Zumba | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Macarena | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT	82,000
SBI Parapara | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Swing | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Mazurka | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Jive | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2017
DWT	82,000
SBI Lynx [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2018
DWT	82,000